Share Capital and Other Equity Instruments - Summary of Changes in Number of Warrants Outstanding and Weighted Average Exercise Price (Details) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Feb. 15, 2022
Warrant Transaction [Member]
Disclosure of classes of share capital [line items]
Number of warrants, beginning of year	400	17,273
Number of warrants, ending of year	0	400
Weighted average exercise price, beginning of year	$ 30,000	$ 843.3
Number of Warrant Cancelled	0	(16,873)
Number of Warrant Expired	(400)	0
Exercise price of outstanding share options	$ 0	$ 152.1	$ 152.1
Weighted average exercise price, Expired	30,000	0
Weighted average exercise price, end of year	$ 0	$ 30,000
US$
Disclosure of classes of share capital [line items]
Number of warrants, ending of year	789,472
Weighted average exercise price, end of year	$ 55